Subsequent Events - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 22, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Interest rate of Long-term maturities		5.00%	5.00%
Loan Amendment [Member]
Subsequent Event [Line Items]
Additional repayment notice period within closing of the next financing		180 days
Additional repayment notice period after the closing of the next financing		180 days
Weighted average closing price of common stock period		30 days
Subsequent Event | Loan Amendment [Member]
Subsequent Event [Line Items]
Aggregate net proceeds from issue of equity securities	$ 2,000,000
Shares issued price per share	$ 8.00
Subsequent Event | Loan Amendment [Member] | Minimum [Member]
Subsequent Event [Line Items]
Beneficial ownership of company's common stock	49.90%
Subsequent Event | Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Period to file registration statement	1 year
Subsequent Event | Ligand Note [Member] | Loan Amendment [Member]
Subsequent Event [Line Items]
Note obligation	$ 1,500,000
Subsequent Event | Ligand Note [Member] | Loan Amendment [Member] | Minimum [Member]
Subsequent Event [Line Items]
Next financing payment to be paid in cash	$ 300,000
Ligand [Member]
Subsequent Event [Line Items]
Debt instrument maturity date		May 21, 2016
Interest rate of Long-term maturities		5.00%
Ligand [Member] | Second Loan Amendment [Member]
Subsequent Event [Line Items]
Debt instrument maturity date		May 21, 2017
Securities dispose date		Jan. 23, 2017
Ligand [Member] | Subsequent Event | Second Loan Amendment [Member]
Subsequent Event [Line Items]
Interest rate of Long-term maturities	2.50%
Percentage of debt remained outstanding	200.00%